Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [Abstract]
Financial assets at fair value through other comprehensive income [text block table]	in € m. Dec 31, 2024 Dec 31, 2023 Securities purchased under resale agreement 2,786 1,805 Debt securities: German government 2,006 1,566 U.S. Treasury and U.S. government agencies 10,640 9,232 U.S. local (municipal) governments 719 446 Other foreign governments 18,661 15,672 Corporates 189 686 Other asset-backed securities 0 0 Mortgage-backed securities, including obligations of U.S. federal agencies 414 442 Other debt securities 1,607 831 Total debt securities 34,236 28,874 Loans 5,068 4,867 Total financial assets at fair value through other comprehensive income 42,090 35,546